MHM FINAL[6/30/10]
[Translation]

Filed Document:	Semi-annual Report

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2010

Fiscal Year:	During the 16th Term
(from October 1, 2009 to March 31, 2010)

Name of the Fund:	PUTNAM U.S. GOVERNMENT INCOME
TRUST

Name of the Issuer:	Putnam U.S. Government Income Trust

Name and Official Title of the	Jonathan S. Horwitz
Representative of the Company:	Executive Vice President, Treasurer, Principal
Executive and Compliance Liaison Officer

Address of Principal Office	One Post Office Square, Boston, Massachusetts
02109 U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-law

Address or Place of Business	Mori Hamada & Matsumoto
of Registration Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this document
is available for Public Inspection:	Not applicable

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

Status of investment portfolio of Putnam U.S. Government Income Trust (the “Fund”), is as follows:

(1) Diversification of investment portfolio: By types of assets and geographic regions

		(As of the end of April 2010)

Types of Assets	Country	Market Value	Investment
		(USD)	Ratio (%)

U.S.Government Agency	United States	1,838,619,937	127.43
Mortgages Obligations

Short-term Investments	United States	394,366,876	27.33

Mortgage-Backed Securities	United States	333,814,452	23.14

Purchased Options	United States	19,754,052	1.37

Cash, Deposit and Other Assets (After Deduction of Liabilities)		-1,143,738,095	-79.27

Total		1,442,817,222	100.00
(Net Asset Value)		(JPY135,726 million)

Note 1:Investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

Note 2:The exchange rate of U.S. dollars (“Dollar” or “$”) into Japanese Yen is JPY 94.07 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on April 30, 2010 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and is otherwise rounded down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of past operations:

a. Record of changes in net assets (Class M Shares):

Record of changes in net assets as of the end of each month for one year up to and including the end of April 2010 are as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousand)	(million)	USD	JPY

2009 End of May	26,692	2,511	13.54	1,274

June	26,940	2,534	13.83	1,301

July	27,438	2,581	14.12	1,328

August	27,939	2,628	14.34	1,349

September	28,104	2,644	14.49	1,363

October	28,621	2,692	14.74	1,387

November	28,973	2,725	14.91	1,403

December	29,184	2,745	14.90	1,402

2010 End of January	29,616	2,786	15.11	1,421

February	30,304	2,851	15.06	1,417

March	30,168	2,838	15.07	1,418

April	28,844	2,713	15.08	1,419

b. Record of distributions paid (Class M Shares):

Period	Amount paid per Share

(5/1/09-4/30/10)	$0.709 (JPY67)

Note: Record of distribution paid for one year up to and including the end of April 2010 is as follows:

Ex-dividend Date		Total Distributions ($)	NAV per Share ($)

2009	May 14	0.047	13.41

	June 16	0.052	13.61

	July 14	0.053	14.00

	August 14	0.052	14.14

	September 15	0.052	14.32

	October 14	0.052	14.62

	November 16	0.055	14.81

	December 15	0.105	14.86

2010	January 13	0.055	14.93

	February 16	0.062	15.06

	March 16	0.062	15.13

	April 14	0.062	15.05

Note: The amount of distribution paid and NAV per share on May 14, 2010 were $0.062 and $15.08 respectively.

c. Record of annual return (Class M Shares):

Period	Annual Return (%) (Note)

(May 1, 2009 – April 30, 2010)	18.77%

Note: Calculation of the yield on investment (including dividend) (the overall yield on investment):

“NAV at beginning of term” means the net asset value per unit calculated at the beginning of the yield calculation period.

“NAV at term end” means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex-dividend day of the relevant distribution plus 1.

II. FINANCIAL CONDITIONS OF THE FUND

[Japanese translation of the unaudited semi-annual accounts of the Fund to be attached.]

III. RECORD OF SALES AND REPURCHASE (Class M Shares)

Record of sales and repurchase for one year up to and including the end of April 2010 and the number of outstanding shares of the Fund as of the end of April 2010 are as follows: (5/1/2009 – 4/30/2010)

Number of Shares Sold	Number of Shares	Number of Outstanding
	Repurchased	Shares

302,682	364,060	1,912,850
(55,200)	(201,820)	(1,240,340)

Note: The figures in parenthesis show those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

(1) Amount of capital Stock

(i) Amount of Member’s Equity (as of April 30, 2010) $37,984,187 (unaudited)

(ii) Number of authorized shares of capital stock Not applicable.

(iii) Number of outstanding shares of capital stock Not applicable.

(2) Description of business and outline of operation

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of April 30, 2010, the Investment Management Company managed, advised, and/or administered the following 105 funds and fund portfolios (having an aggregate net asset value over $65.1 billion).

Name of	Principal Characteristics	Number of funds	Total Net Asset Value
Country			($ million)

U.S.A.	Closed End Bond	5	$2,659.05

	Open End Balanced	15	$16,416.55

	Open End Bond	35	$23,092.86

	Open End Equity	50*	$22,992.84

	Total	105	$65,161.30

* may include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL CONDITION OF THE MANAGEMENT

COMPANY

[Japanese translation of unaudited semi-annual accounts of the Investment Management Company shall be attached to the Japanese version of the semi-annual report.]

[MHM FINAL]
[6/30/10]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Financial Bureau

Filing Date:	June 30, 2010

Name of the Issuer:	PUTNAM U.S.GOVERNMENT INCOME
TRUST

Name and Official Title of	Jonathan S. Horwitz
Representative of Company:	Executive Vice President, Treasurer, Principal
Executive and Compliance Liaison Officer

Address of Principal Office:	One Post Office Square, Boston, Massachusetts
02109 U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-law

Address or Place of Business of	Mori Hamada & Matsumoto
Registration Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public offering or sale for registration

Name of the Fund making public	Putnam U.S. Government Income Trust
Offering or sale of foreign
investment fund securities:

Aggregate amount of	Up to $97.17 million Class M Shares
foreign investment fund securities
to be publicly offered or sold:

Places where a copy of this amendment to securities
registration statement is available for public inspection

Not applicable.

I. REASON FOR FILING OF THIS AMENDMENT TO SECURITIES

REGISTRATION STATEMENT:

This statement purports to amend and update the relevant information of the securities registration statement (“SRS”) filed on March 31, 2010 due to the fact that the aforementioned semi-annual report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned semi-annual report: (1) Amendment in the Original SRS by filing the semi-annual report is as follows.

Part II. INFORMATION ON THE FUND

	Before amendment		After amendment

	[Original Japanese SRS]		[Aforementioned Semi-annual Report]

I.	Description of the Fund

5.	Status of investment portfolio	I.	Status of investment portfolio

(1)	Diversification of investment portfolio	(1)	Diversification of investment portfolio

(the aforementioned Japanese semi-annual
report)

(3)	Results of past operations	(2)	Results of past operations

	a) Record of changes in net assets		(a) Record of changes in net assets
(Ditto)

	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period up to		each month during one-year period up to
	the latest relevant date appertaining to		the latest relevant date appertaining to the
	the filing date of the original Japanese		filing date of the aforementioned
	SRS)		semi-annual report)

	b) Record of distributions paid		(b) Record of distributions paid
(Ditto)

	(Regarding the amounts as at the end of		(Regarding the amounts as at the end of
	each month during one-year period up to		each month during one-year period up to
	the latest relevant date appertaining to		the latest relevant date appertaining to the
	the filing date of the original Japanese		filing date of the aforementioned
	SRS)		Semi-annual Report)

	c) Record of annual return	(c) Record of annual return (Ditto)

(Addition of the rate(s) during one-year
period up to the latest relevant date
appertaining to the filing date of the
aforementioned semi-annual report)

(Addition of the results during one-year
period up to the latest relevant date
appertaining to the filing date of the
aforementioned semi-annual report)

Part III. DETAILED INFORMATION ON THE FUND

IV. Financial conditions of the Fund

1.	Financial statement	II. Financial conditions of the Fund
(Ditto)

V. Record of sales and repurchase		III. Record of sales and repurchase
(Ditto)

(Addition of the aforementioned
semi-annual financial documents)

Part IV. SPECIAL INFORMATION

I.	Outline of the Investment Management
Company

1.	Outline of the Investment Management	III. Outline of the Investment Management
	Company	Company

(1) Amount of capital stock		(1) Amount of capital stock (Ditto)

(Regarding the amount of capital and the
total number of shares to be issued by the
Investment Management Company and the
number of outstanding shares as at the latest
relevant date appertaining to the filing date
of the original Japanese SRS)

2.	Description of business and outline of	(2) Description of business and outline of
	operation	operation (Ditto)

3.	Financial conditions of the Investment	IV. Outline of the financial status of the
	Management Company	Investment Management Company
(Ditto)

(Addition of the aforementioned
semi-annual financial documents)

[The whole descriptions in the semi-annual report are copied here in the Japanese document. Omitted]

(2) Other amendments

PART II INFORMATION ON THE FUND

I. DESCRIPTION OF THE FUND

4. FEES, ETC. AND TAX

(3) Management Fees, etc.

<Before Amendment>

(omitted)

Fund-specific expense limitation. Effective August 1, 2009 through July 31, 2010, the Investment Management Company and the Board of Trustees of the Fund agreed to replace the Lipper category expense limitation applicable to all funds and the custom Lipper expense limitation applicable to certain funds with a new expense limitation arrangement under which the Investment Management Company will waive management fees of the Fund to the extent that the management fee would otherwise exceed 0.412% of the Fund’s average net assets.

B. Custodian Fee and Charges of the Investor Servicing Agent

(omitted)

<After Amendment>

(omitted)

Fund-specific expense limitation. Effective August 1, 2009 through July 31, 2010, the Investment Management Company and the Board of Trustees of the Fund agreed to replace the Lipper category expense limitation applicable to all funds and the custom Lipper expense limitation applicable to certain funds with a new expense limitation arrangement under which the Investment Management Company will waive management fees of the Fund to the extent that the management fee would otherwise exceed 0.412% of the Fund’s average net assets.

B. Sub-Investment Management Company’s Fee

Pursuant to the terms of a sub-management agreement between the Investment Management Company and the Sub-Investment Management Company, the Investment Management Company (and not the Fund) pays a quarterly sub-management fee to the Sub-Investment Management Company for its services at the annual rate of 0.40% of the average aggregate net asset value of the portion of the assets of the Fund, if any, managed by the Sub-Investment Management Company from time to time.

C. Custodian Fee and Charges of the Investor Servicing Agent

(omitted)

5. STATUS OF INVESTMENT PORTFOLIO

(3) Results of Past Operations

c. Record of Annual Return (recent ten years):

<Before Amendment>

Fiscal Year	Annual Return (%)

6th FY (10/1/99-9/30/00)	6.09

7th FY (10/1/00-9/30/01)	10.56

8th FY (10/1/01-9/30/02)	6.14

9th FY (10/1/02-9/30/03)	2.25

10th FY (10/1/03-9/30/04)	2.61

11th FY (10/1/04-9/30/05)	2.08

12th FY (10/1/05-9/30/06)	3.10

13th FY (10/1/06-9/30/07)	5.12

14th FY (10/1/07-9/30/08)	0.42

15th FY (10/1/08-9/30/09)	19.57

(omitted)

<After Amendment>

Fiscal Year	Annual Return (%)

6th FY (10/1/99-9/30/00)	6.09

7th FY (10/1/00-9/30/01)	10.56

8th FY (10/1/01-9/30/02)	6.14

9th FY (10/1/02-9/30/03)	2.24

10th FY (10/1/03-9/30/04)	2.61

11th FY (10/1/04-9/30/05)	2.08

12th FY (10/1/05-9/30/06)	3.10

13th FY (10/1/06-9/30/07)	5.12

14th FY (10/1/07-9/30/08)	0.42

15th FY (10/1/08-9/30/09)	19.57

(omitted)

PART IV SPECIAL INFORMATION

II. OUTLINE OF THE OTHER RELATED COMPANIES

1. NAMES, AMOUNT OF CAPITAL AND DESCRIPTION OF BUSINESS

<Before Amendment>

(omitted)

(3) “Principal Underwriter”

Name:	Putnam Retail Management Limited Partnership

Amount of Capital	US$32,105,330 (unaudited) (JPY2.9 billion) as of January 31,
2010

Description of Business:	Putnam Retail Management Limited Partnership is the Principal
Underwriter of the shares of Putnam funds, including the Fund.

(4) “Distributor in Japan” “Agent Company”

Name:	Mitsubishi UFJ Morgan Stanley Securities Co., Ltd.

Amount of Capital:	JPY3 billion as of April 1, 2010 (scheduled)

Description of Business:	Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. engages in the type 1 financial instrument business under the Financial
Instruments and Exchange Law.

<After Amendment>

(omitted)
(3) “Principal Underwriter”

Name:	Putnam Retail Management Limited Partnership

Amount of Capital	US$30,684,252 (unaudited) (JPY2.9 billion) as of January 31,
2010

Description of Business:	Putnam Retail Management Limited Partnership is the Principal
Underwriter of the shares of Putnam funds, including the Fund.

(4) “Sub-Investment Management Company”

Name:	Putnam Investments Limited

Amount of Capital	US$32,874,000 (unaudited) (JPY3.1 billion) as of the end of
January 2010

Description of Business:	Putnam Investments Limited is a United Kingdom corporation
and is a wholly-owned indirect subsidiary of Putnam, LLC,
parent company of Putnam Investment Management, LLC.
PIL provides a full range of international investment advisory services to institutional and retail clients.

(5) “Distributor in Japan” “Agent Company”

Name:	Mitsubishi UFJ Morgan Stanley Securities Co., Ltd.

Amount of Capital:	JPY3 billion as of the end of May 2010

Description of Business:	Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. engages in the type 1 financial instrument business under the Financial
Instruments and Exchange Law.

2. OUTLINE OF BUSINESS RELATIONSHIP WITH THE FUND

(page 66 in the original SRS)

<Before Amendment>

(omitted)

(3) “Principal Underwriter”

Putnam Retail Management Limited Partnership provides marketing services to the Fund.

(4) “Distributor in Japan” “Agent Company”

Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. acts as a Distributor in Japan and Agent Financial Instruments Company for the Fund in connection with the offering of shares in Japan.

<After Amendment>

(omitted)

(3) “Principal Underwriter”

Putnam Retail Management Limited Partnership provides marketing services to the Fund.

(4) “Sub-Investment Management Company”

Putnam Investments Limited provides investment advisory services for a portion of the Fund’s assets as determined by Putnam Investment Management, LLC.

(5) “Distributor in Japan” “Agent Company”

Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. acts as a Distributor in Japan and Agent Financial Instruments Company for the Fund in connection with the offering of shares in Japan.

3. CAPITAL RELATIONSHIP (page 66 in the original SRS)

<Before Amendment>

100% of the interest in Putnam Investment Management, LLC, Putnam Investor Services, Inc., and Putnam Retail Management Limited Partnership are held by Putnam Investments, LLC.

<After Amendment>

100% of the interest in Putnam Investment Management, LLC, Putnam Investor Services, Inc., Putnam Retail Management Limited Partnership and Putnam Investments Limited are held by Putnam Investments, LLC.